Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 5,194	[1]	$ 2,183	[1]
Trade receivables, net	3,839	[2]	1,998	[2]
Other current assets	237		461
Inventories	3,647		3,359
Total Current Assets	12,917		8,001
Assets held for severance benefits	1,161		1,126
Property and equipment, net	500		545
Total Non-Current Assets	1,661		1,671
Total Assets	14,578		9,672
Current Liabilities:
Short term loan			174
Trade payables	1,878		1,234
Other payables and accrued liabilities	1,933		1,628
Total Current Liabilities	3,811		3,036
Principle shareholder convertible loan	2,000		3,000
Liability in respect of employees' severance benefits	1,338		1,346
Total Non-Current Liabilities	3,338		4,346
Total Liabilities	7,149		7,382
Commitments and Contingencies
Shareholders' Equity:
Ordinary shares NIS 0.8 par value each (50,000,000 and 10,000,000 shares authorized as of December 31, 2013 and 2012, 12,763,218 and 7,693,792 shares issued and fully paid as of December 31, 2013 and 2012, respectively)	2,782		1,644
Treasury stock	(27)		(27)
Additional paid-in capital	66,942		53,413
Accumulated deficit	(62,268)		(52,740)
Total Shareholders' Equity	7,429		2,290
Total Liabilities and Shareholders' Equity	$ 14,578		$ 9,672

[1]	As of December 31, 2013, US$56 thousand (2012: US$51thousand) is deposited in NIS bearing an average annual interest of 0.15% (2012: 1.00%). US$42 thousand (2012: US$41 thousand) was pledged against the Company's bank guarantees and the Company maintains balances in the account to cover this guarantee.
[2]	Includes balances in the amounts of $398 thousand and $177 thousand with related parties as of December 31, 2013 and 2012, respectively (see also Note 9).